Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2026
Registrant Name	dei_EntityRegistrantName	MFS® ACTIVE EXCHANGE TRADED FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0002018846
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jun. 26, 2026
MFS Active Core Plus Bond ETF | MFS Active Core Plus Bond ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSB
MFS Active Growth ETF | MFS Active Growth ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSG
MFS Active Intermediate Muni Bond ETF | MFS Active Intermediate Muni Bond ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSM
MFS Active International ETF | MFS Active International ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSI
MFS Active Mid Cap ETF | MFS Active Mid Cap ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMID
MFS Active Value ETF | MFS Active Value ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSV
MFS Blended Research Core Equity ETF | MFS Blended Research Core Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRCE
MFS Blended Research Emerging Markets Equity ETF | MFS Blended Research Emerging Markets Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BREE
MFS Blended Research International Equity ETF | MFS Blended Research International Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRIE